Retirement benefits - Weighted-Average Asset Allocation of Said Plan Assets for Pension Benefits (Detail) - Pension	Mar. 31, 2026
Funds managed by trust
Weighted-average asset allocation	100.00%
Government Securities
Funds managed by trust
Weighted-average asset allocation	88.60%
Debenture and bonds
Funds managed by trust
Weighted-average asset allocation	11.40%
Other
Funds managed by trust
Weighted-average asset allocation	0.00%